Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Consolidated VIE assets
Cash and cash equivalents		¥ 3,820,685	¥ 3,316,238	¥ 3,509,754
Trading assets
Derivatives	[1]	1,420,000	1,554,000
Office buildings, land, equipment and facilities		464,316	419,047
Other		1,014,707	773,586
Total		47,771,802	43,412,156
Trading liabilities
Derivatives	[1],[2]	2,009,000	1,660,000
Borrowings
Short-term borrowings	[3]	1,008,541	1,050,141
Long-term borrowings		10,399,210	9,258,306
Total		44,547,660	40,439,353
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		23,000	62,000
Trading assets
Equities		491,000	555,000
Debt securities		491,000	443,000
CMBS and RMBS		27,000	21,000
Derivatives		0	1,000
Private equity and debt investments		35,000	4,000
Office buildings, land, equipment and facilities		49,000	10,000
Other		78,000	115,000
Total		1,194,000	1,211,000
Trading liabilities
Derivatives		0	0
Borrowings
Short-term borrowings		94,000	95,000
Long-term borrowings		793,000	797,000
Other		5,000	6,000
Total		¥ 892,000	¥ 898,000

[1]	Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments
—
Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Includes secured borrowings of ¥92,580 million and ¥97,481 million as of March 31, 2022 and March 31, 2023 respectively.